HAWAII MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 96.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 3.9%
------------------------------------------------------------------------
     $1,500        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $   684,930
------------------------------------------------------------------------
                                                             $   684,930
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.9%
------------------------------------------------------------------------
     $  305        Kauai County, (MBIA), Prerefunded to
                   2/1/04, 5.90%, 2/1/14                     $   331,718
------------------------------------------------------------------------
                                                             $   331,718
------------------------------------------------------------------------
General Obligations -- 8.2%
------------------------------------------------------------------------
     $  750        Honolulu, 4.75%, 9/1/17                   $   743,857
        575        Maui County, 5.00%, 3/1/21                    564,914
        285        Puerto Rico, 0.00%, 7/1/15                    147,810
------------------------------------------------------------------------
                                                             $ 1,456,581
------------------------------------------------------------------------
Hospital -- 9.0%
------------------------------------------------------------------------
     $  620        Hawaii Department of Budget and Finance,
                   (Queens Health System), 5.75%, 7/1/26     $   624,092
        615        Hawaii Department of Budget and Finance,
                   (Wahiawa General Hospital),
                   7.50%, 7/1/12                                 559,761
        300        Hawaii Department of Budget and Finance,
                   (Wilcox Memorial Hospital),
                   5.35%, 7/1/18                                 280,986
        150        Hawaii Department of Budget and Finance,
                   (Wilcox Memorial Hospital),
                   5.50%, 7/1/28                                 137,520
------------------------------------------------------------------------
                                                             $ 1,602,359
------------------------------------------------------------------------
Housing -- 6.7%
------------------------------------------------------------------------
     $   25        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $    25,795
      1,000        Hawaii Housing Finance and Development,
                   Single Family, 5.90%, 7/1/27(1)             1,022,040
        145        Hawaii Housing Finance and Development,
                   Single Family, (AMT), 6.00%, 7/1/26           148,199
------------------------------------------------------------------------
                                                             $ 1,196,034
------------------------------------------------------------------------
Industrial Development Revenue -- 2.6%
------------------------------------------------------------------------
     $  385        Hawaii Department of Transportation
                   Special Facilities, (Continental
                   Airlines), 7.00%, 6/1/20                  $   317,602
        180        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23               143,199
------------------------------------------------------------------------
                                                             $   460,801
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Education -- 11.5%
------------------------------------------------------------------------
     $  500        Hawaii State Housing Development Corp.,
                   (University of Hawaii), (AMBAC),
                   5.65%, 10/1/16                            $   520,215
        500        University of Hawaii Board of Regents,
                   University System, (AMBAC),
                   5.65%, 10/1/12                                523,410
        240        University of Hawaii Board of Regents,
                   University System, (FSA),
                   5.00%, 10/1/18                                240,074
        250        University of Hawaii Board of Regents,
                   University System, (FSA),
                   5.25%, 10/1/16                                258,115
        100        University of Hawaii Board of Regents,
                   University System, (FSA),
                   5.25%, 10/1/17                                102,392
        400        University of Puerto Rico, (MBIA),
                   5.375%, 6/1/30                                405,208
------------------------------------------------------------------------
                                                             $ 2,049,414
------------------------------------------------------------------------
Insured-Electric Utilities -- 0.6%
------------------------------------------------------------------------
     $  100        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(2)  $   107,500
------------------------------------------------------------------------
                                                             $   107,500
------------------------------------------------------------------------
Insured-General Obligations -- 10.6%
------------------------------------------------------------------------
     $  350        Hawaii County, (FGIC), 5.125%, 7/15/21    $   350,511
        350        Hawaii County, (FGIC), 5.55%, 5/1/10          381,997
        375        Hawaii, (MBIA), 5.00%, 4/1/17                 376,346
        375        Hawaii, (MBIA), 5.25%, 10/1/20                380,055
        400        Kauai County, (MBIA), 5.00%, 8/1/24           389,720
------------------------------------------------------------------------
                                                             $ 1,878,629
------------------------------------------------------------------------
Insured-Hospital -- 0.6%
------------------------------------------------------------------------
     $  100        Hawaii Department of Budget and Finance,
                   (St. Francis Medical Center), (FSA),
                   6.50%, 7/1/22                             $   103,529
------------------------------------------------------------------------
                                                             $   103,529
------------------------------------------------------------------------
Insured-Housing -- 2.7%
------------------------------------------------------------------------
     $  465        Honolulu, City and County Mortgage
                   Revenue, (FHA Insured) (MBIA),
                   7.80%, 7/1/24                             $   470,389
------------------------------------------------------------------------
                                                             $   470,389
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 4.5%
------------------------------------------------------------------------
     $  250        Hawaii Department of Budget and Finance,
                   (Hawaiian Electric Co.), (AMBAC), (AMT),
                   5.75%, 12/1/18                            $   262,237
        500        Hawaii Department of Budget and Finance,
                   (Hawaiian Electric Co.), (MBIA), (AMT),
                   6.60%, 1/1/25                                 544,865
------------------------------------------------------------------------
                                                             $   807,102
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.4%
------------------------------------------------------------------------
     $  200        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)(3)                              $   194,386
        210        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                     201,159
        200        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(3)(4)                                  207,440
------------------------------------------------------------------------
                                                             $   602,985
------------------------------------------------------------------------
Insured-Transportation -- 15.6%
------------------------------------------------------------------------
     $  500        Hawaii Airports System, (FGIC), (AMT),
                   5.25%, 7/1/21                             $   497,265
        100        Hawaii Airports System, (MBIA), (AMT),
                   6.90%, 7/1/12                                 117,303
        650        Hawaii Harbor Revenue, (FGIC), (AMT),
                   6.375%, 7/1/24                                706,986
        250        Hawaii Highway, (FSA), 5.00%, 7/1/22          244,638
      1,300        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38             1,209,793
------------------------------------------------------------------------
                                                             $ 2,775,985
------------------------------------------------------------------------
Insured-Water and Sewer -- 9.3%
------------------------------------------------------------------------
     $  600        Honolulu, City and County Board Water
                   Supply Systems, (FSA), 5.25%, 7/1/31      $   600,636
      1,000        Honolulu, City and County Wastewater
                   Systems, (FGIC), 0.00%, 7/1/18                415,510
        730        Honolulu, City and County Wastewater
                   Systems, (FGIC), 4.50%, 7/1/28                644,524
------------------------------------------------------------------------
                                                             $ 1,660,670
------------------------------------------------------------------------
Special Tax Revenue -- 2.7%
------------------------------------------------------------------------
     $  200        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(3)(4)   $   224,270
        250        Virgin Islands Public Facilities
                   Authority, 5.625%, 10/1/25                    251,425
------------------------------------------------------------------------
                                                             $   475,695
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation -- 2.9%
------------------------------------------------------------------------
     $  250        Hawaii Highway Revenue, 5.00%, 7/1/12     $   254,108
        250        Hawaii Highway Revenue, 5.50%, 7/1/18         267,505
------------------------------------------------------------------------
                                                             $   521,613
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.7%
   (identified cost $16,546,055)                             $17,185,934
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.3%                       $   591,326
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $17,777,260
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2002, 62.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 9.9% to 17.9% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

 (2)  Security has been issued as an inverse floater bond.

 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2002

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments --
   Identified cost                     $28,023,945           $16,546,055       $15,621,303
   Unrealized appreciation               1,450,759               639,879           293,921
---------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                  $29,474,704           $17,185,934       $15,915,224
---------------------------------------------------------------------------------------------
Cash                                   $        --           $   816,916       $   172,991
Receivable for investments
   sold                                         --                    --            30,200
Receivable from the Investment
   Adviser                                      --                    --               909
Interest receivable                        467,552               159,651           204,828
Receivable for daily variation
   margin on open financial
   futures contracts                         4,812                 6,187                --
Prepaid expenses                               150                    83                63
---------------------------------------------------------------------------------------------
TOTAL ASSETS                           $29,947,218           $18,168,771       $16,324,215
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable for investments
   purchased                           $        --           $   381,250       $        --
Due to bank                                 17,987                    --                --
Payable to affiliate for
   Trustees' fees                              338                    34                34
Accrued expenses                            10,980                10,227             4,763
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                      $    29,305           $   391,511       $     4,797
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                           $29,917,913           $17,777,260       $16,319,418
---------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                         $28,473,261           $17,128,630       $16,025,497
Net unrealized appreciation
   (computed on the basis of
   identified cost)                      1,444,652               648,630           293,921
---------------------------------------------------------------------------------------------
TOTAL                                  $29,917,913           $17,777,260       $16,319,418
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JANUARY 31, 2002

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest                               $1,594,334             $1,006,591         $772,629
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                $1,594,334             $1,006,591         $772,629
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Investment adviser fee                 $   57,405             $   27,819         $ 22,344
Trustees fees and expenses                  2,328                    169              169
Legal and accounting services              20,246                 34,537           30,041
Custodian fee                              21,792                 17,237           16,150
Miscellaneous                               7,387                  6,933            7,293
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                         $  109,158             $   86,695         $ 75,997
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee          $   10,315             $    5,962         $  5,885
   Allocation of expenses to
      the Investment Adviser                   --                     --              909
   Reduction of investment
      adviser fee                              --                     --            3,639
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS               $   10,315             $    5,962         $ 10,433
---------------------------------------------------------------------------------------------

NET EXPENSES                           $   98,843             $   80,733         $ 65,564
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                  $1,495,491             $  925,858         $707,065
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)          $   19,465             $  172,579         $ 23,056
   Financial futures contracts              4,760                (72,844)              --
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                      $   24,225             $   99,735         $ 23,056
---------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                      $   47,792             $ (105,473)        $ (7,583)
   Financial futures contracts            (10,571)                 9,341               --
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)         $   37,221             $  (96,132)        $ (7,583)
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                                $   61,446             $    3,603         $ 15,473
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                     $1,556,937             $  929,461         $722,538
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2002

INCREASE (DECREASE) IN NET ASSETS     FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,495,491           $   925,858       $   707,065
   Net realized gain                              24,225                99,735            23,056
   Net change in unrealized
      appreciation (depreciation)                 37,221               (96,132)           (7,583)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 1,556,937           $   929,461       $   722,538
---------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 8,581,953           $ 1,579,198       $ 4,781,269
   Withdrawals                                (5,759,963)           (3,616,590)       (1,606,996)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS          $ 2,821,990           $(2,037,392)      $ 3,174,273
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                    $ 4,378,927           $(1,107,931)      $ 3,896,811
---------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------
At beginning of year                         $25,538,986           $18,885,191       $12,422,607
---------------------------------------------------------------------------------------------------
AT END OF YEAR                               $29,917,913           $17,777,260       $16,319,418
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS     FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,360,901           $   983,724       $   662,814
   Net realized loss                            (371,579)             (235,010)          (46,833)
   Net change in unrealized
      appreciation (depreciation)              2,981,783             1,954,198         1,247,288
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 3,971,105           $ 2,702,912       $ 1,863,269
---------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 2,895,374           $ 1,171,840       $ 1,088,905
   Withdrawals                                (7,087,717)           (2,082,971)       (2,729,455)
---------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                      $(4,192,343)          $  (911,131)      $(1,640,550)
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                    $  (221,238)          $ 1,791,781       $   222,719
---------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------
At beginning of year                         $25,760,224           $17,093,410       $12,199,888
---------------------------------------------------------------------------------------------------
AT END OF YEAR                               $25,538,986           $18,885,191       $12,422,607
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   FLORIDA INSURED PORTFOLIO
                                  -----------------------------------------------------------
                                                    YEAR ENDED JANUARY 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                        0.39%        0.47%       0.38%       0.18%       0.07%
   Net expenses after
      custodian fee reduction          0.35%        0.43%       0.34%       0.11%       0.00%
   Net investment income               5.26%        5.34%       5.32%       5.21%       5.63%
Portfolio Turnover                       18%           8%         34%          9%         34%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.60%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $29,918      $25,539     $25,760     $28,140     $24,850
---------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                 0.30%       0.48%
   Expenses after custodian
      fee reduction                                                         0.23%       0.41%
   Net investment income                                                    5.09%       5.22%
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.22% to 5.26%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       HAWAII PORTFOLIO
                                  -----------------------------------------------------------
                                                    YEAR ENDED JANUARY 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                        0.48%        0.35%       0.02%       0.04%       0.03%
   Net expenses after
      custodian fee reduction          0.45%        0.28%       0.00%       0.00%       0.00%
   Net investment income               5.20%        5.53%       5.67%       5.39%       5.70%
Portfolio Turnover                       22%          13%         20%         29%         27%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.43%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $17,777      $18,885     $17,093     $20,390     $19,864
---------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                         0.40%       0.38%       0.28%       0.46%
   Expenses after custodian
      fee reduction                                 0.33%       0.36%       0.24%       0.43%
   Net investment income                            5.48%       5.31%       5.15%       5.27%
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 5.17% to 5.20%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       KANSAS PORTFOLIO
                                  -----------------------------------------------------------
                                                    YEAR ENDED JANUARY 31,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                        0.50%        0.23%       0.05%       0.06%       0.05%
   Net expenses after
      custodian fee reduction          0.46%        0.22%       0.00%       0.00%       0.00%
   Net investment income               5.00%        5.55%       5.59%       5.34%       5.79%
Portfolio Turnover                       18%           7%         24%         33%         17%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.40%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $16,319      $12,423     $12,200     $12,881     $11,419
---------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.53%        0.47%       0.49%       0.36%       0.57%
   Expenses after custodian
      fee reduction                    0.49%        0.46%       0.44%       0.30%       0.52%
   Net investment income               4.97%        5.31%       5.15%       5.04%       5.27%
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended January 31, 2002 was to increase the ratio of net investment income to average net assets from 4.93% to 5.00%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective February 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to February 1, 2001, the Portfolios amortized market premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components of net assets as of February 1, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN   DECREASE IN
                                                COST OF    NET UNREALIZED
    PORTFOLIO                                 SECURITIES    APPRECIATION
    ---------------------------------------------------------------------
    Florida Insured                             $15,332       $(15,332)
    Hawaii                                       23,880        (23,880)
    Kansas                                       28,549        (28,549)

   The effect of this change for the year ended January 31, 2002 was to increase net investment income, decrease net realized gain, and decrease net unrealized appreciation by the following amounts:

                                              NET INVESTMENT   NET REALIZED   NET UNREALIZED
    PORTFOLIO                                     INCOME           GAIN        APPRECIATION
    -----------------------------------------------------------------------------------------
    Florida Insured                               $9,949          $(8,504)        $(1,445)
    Hawaii                                         5,960           (3,076)         (2,884)
    Kansas                                         9,223              (71)         (9,152)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes in policy.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended January 31, 2002, each Portfolio incurred advisory fees as follows:

    PORTFOLIO                                   AMOUNT    EFFECTIVE RATE*
    ---------------------------------------------------------------------
    Florida Insured                            $57,405           0.20%
    Hawaii                                      27,819           0.16%
    Kansas                                      22,344           0.16%

 *    As a percentage of average daily net assets.

   To enhance the net income of the Kansas Portfolio, BMR made a reduction of its fee in the amount of $3,639 and $909 of expenses related to the operation of the Kansas Portfolio was allocated to BMR. Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2002, no significant amounts have been deferred.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the year ended January 31, 2002, were as follows:

    FLORIDA INSURED
    ----------------------------------------------------
    Purchases                                 $9,192,093
    Sales                                      5,066,336

    HAWAII
    ----------------------------------------------------
    Purchases                                 $3,779,728
    Sales                                      4,933,807

    KANSAS
    ----------------------------------------------------
    Purchases                                 $6,312,328
    Sales                                      2,504,182

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2002, as computed on a federal income tax basis, are as follows:

    FLORIDA INSURED
    -----------------------------------------------------
    AGGREGATE COST                            $28,007,168
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,557,910
    Gross unrealized depreciation                 (90,374)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,467,536
    -----------------------------------------------------
    HAWAII
    -----------------------------------------------------
    AGGREGATE COST                            $16,518,912
    -----------------------------------------------------
    Gross unrealized appreciation             $   926,946
    Gross unrealized depreciation                (259,924)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   667,022
    -----------------------------------------------------

    KANSAS
    -----------------------------------------------------
    AGGREGATE COST                            $15,583,602
    -----------------------------------------------------
    Gross unrealized appreciation             $   516,282
    Gross unrealized depreciation                (184,660)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   331,622
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the year ended January 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at January 31, 2002 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    Florida Insured                 3/02        14 U.S. Treasury Bond     Short          $(6,107)
    ------------------------------------------------------------------------------------------------
    Hawaii                          3/02        9 Municipal Bond          Short          $ 3,602
                                    3/02        9 U.S. Treasury Bond      Short            5,149

   At January 31, 2002, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF FLORIDA INSURED MUNICIPALS PORTFOLIO, HAWAII MUNICIPALS PORTFOLIO AND KANSAS MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio as of January 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of two years in the period then ended and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of January 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio as of January 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 8, 2002

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust II (the Trust), Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio) are responsible for the overall management and supervision of the Funds' and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEES

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME, ADDRESS          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY              OTHER
        AND AGE             PORTFOLIOS       SERVICE(3)     DURING PAST FIVE YEARS        TRUSTEE(4)        DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz(1)  Trustee         Trustee Since     President and Chief              165                   None
Age 42                                    1998              Executive Officer of
The Eaton Vance Building                                    National Financial
255 State Street                                            Partners (financial
Boston, MA 02109                                            services company)
                                                            (since April 1999).
                                                            President and Chief
                                                            Operating Officer of
                                                            John A. Levin & Co.
                                                            (registered investment
                                                            advisor) (July 1997 to
                                                            April 1999) and a
                                                            Director of Baker,
                                                            Fentress & Company,
                                                            which owns John A.
                                                            Levin & Co., a
                                                            registered investment
                                                            advisor (July 1997 to
                                                            April 1999). Formerly,
                                                            Executive Vice
                                                            President of Smith
                                                            Barney Mutual Funds
                                                            (July 1994 to June
                                                            1997).
James B. Hawkes(2)        Vice President  Vice President    Chairman, President and          170           Director of EVC, EV
Age 60                    and Trustee     and Trustee of    Chief Executive Officer                              and EVD.
The Eaton Vance Building                  Trust, Florida    of BMR, EVM and their
255 State Street Boston,                  Insured and       corporate parent, Eaton
MA 02109                                  Kansas            Vance Corp. (EVC), and
                                          Portfolios Since  corporate trustee,
                                          1993 and of       Eaton Vance, Inc. (EV);
                                          Hawaii Portfolio  Vice President of EVD.
                                          Since 1992        President or officer of
                                                            170 funds managed by
                                                            EVM or its affiliates.
-------------------------------------------------------------------------------------------------------------------------------

 (1) Ms. Bibliowicz is deemed to be an interested person of the Funds and the Portfolios because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Funds and the Portfolios because of his positions with BMR, EVM, and EVC, which are affiliates of the Trust and the Portfolio.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

DISINTERESTED TRUSTEES

                           POSITION(S)        TERM OF                                NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                IN FUND COMPLEX
     NAME, ADDRESS          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
        AND AGE             PORTFOLIOS       SERVICE(3)     DURING PAST FIVE YEARS        TRUSTEE(4)       OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight          Trustee         Trustee of        President of Dwight              170           Trustee/Director of the
Age 70                                    Trust, Florida    Partners, Inc.                                 Royce Funds (consisting
The Eaton Vance Building                  Insured and       (corporate relations                           of 17 portfolios).
255 State Street                          Kansas            and communications
Boston, MA 02109                          Portfolios Since  company).
                                          1993 and of
                                          Hawaii Portfolio
                                          Since 1992
Samuel L. Hayes, III      Trustee         Trustee of        Jacob H. Schiff                  170           Director of Tiffany &
Age 67                                    Trust, Florida    Professor of Investment                        Co. (Specialty
The Eaton Vance Building                  Insured and       Banking Emeritus,                              retailer); and
255 State Street                          Kansas            Harvard University                             Telect, Inc.
Boston, MA 02109                          Portfolios Since  Graduate School of                             (Telecommunication
                                          1993 and of       Business                                       services company)
                                          Hawaii Portfolio  Administration.
                                          Since 1992
Norton H. Reamer          Trustee         Trustee of        Chairman and Chief               170                    None
Age 66                                    Trust, Florida    Operating Officer,
The Eaton Vance Building                  Insured and       Hellman, Jordan
255 State Street                          Kansas            Management Co., Inc.
Boston, MA 02109                          Portfolios Since  (an investment
                                          1993 and of       management company).
                                          Hawaii Portfolio  President, Unicorn
                                          Since 1992        Corporation (investment
                                                            and financial advisory
                                                            services company)
                                                            (since September 2000).
                                                            Formerly, Chairman of
                                                            the Board, United Asset
                                                            Management Corporation
                                                            (a holding company
                                                            owning institutional
                                                            investment management
                                                            firms) and Chairman,
                                                            President and Director,
                                                            UAM Funds (mutual
                                                            funds).
Lynn A. Stout             Trustee         Trustee Since     Professor of Law,                165                    None
Age 44                                    1998              University of
The Eaton Vance Building                                    California at Los
255 State Street                                            Angeles School of Law
Boston, MA 02109                                            (since July 2001).
                                                            Formerly, Professor of
                                                            Law, Georgetown
                                                            University Law Center
                                                            (prior to July 2001).
Jack L. Treynor           Trustee         Trustee of        Investment Adviser and           167                    None
Age 72                                    Trust, Florida    Consultant.
The Eaton Vance Building                  Insured and
255 State Street                          Kansas
Boston, MA 02109                          Portfolios Since
                                          1993 and of
                                          Hawaii Portfolio
                                          Since 1992
-----------------------------------------------------------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)             TERM OF
     NAME, ADDRESS           WITH THE TRUST           OFFICE AND       PRINCIPAL OCCUPATION(S)
        AND AGE              AND PORTFOLIOS      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------
Cynthia J. Clemson        Vice President of      Vice President Since  Vice President of EVM
Age 39                    Florida Insured        1998                  and BMR. Officer of 15
The Eaton Vance Building  Portfolio                                    investment companies
255 State Street                                                       managed by EVM or BMR.
Boston, MA 02109
Thomas J. Fetter          President              President of Trust,   Vice President of EVM
Age 58                                           Florida Insured and   and BMR. Officer of 112
The Eaton Vance Building                         Kansas Portfolios     investment companies
255 State Street                                 Since 1993 and of     managed by EVM or BMR.
Boston, MA 02109                                 Hawaii Portfolio
                                                 Since 1992
Robert B. MacIntosh       Vice President         Vice President of     Vice President of EVM
Age 45                                           Trust, Florida        and BMR. Officer of 111
The Eaton Vance Building                         Insured and Kansas    investment companies
255 State Street                                 Portfolios Since      managed by EVM or BMR.
Boston, MA 02109                                 1993 and of Hawaii
                                                 Portfolio Since 1992
Thomas M. Metzold         Vice President of      Vice President Since  Vice President of EVM
Age 43                    Kansas Portfolio       2000                  and BMR. Officer of 6
The Eaton Vance Building                                               investment companies
255 State Street                                                       managed by EVM or BMR.
Boston, MA 02109
Alan R. Dynner            Secretary              Secretary Since       Vice President,
Age 61                                           1997                  Secretary and Chief
The Eaton Vance Building                                               Legal Officer of BMR,
255 State Street                                                       EVM and EVC; Vice
Boston, MA 02109                                                       President, Secretary
                                                                       and Clerk of EVD.
                                                                       Officer of 170 funds
                                                                       managed by EVM and its
                                                                       affiliates.
James L. O'Connor         Treasurer              Treasurer of Trust,   Vice President of BMR,
Age 56                                           Florida Insured and   EVM, EVD and EVC;
The Eaton Vance Building                         Kansas Portfolios     Officer of 170 funds
255 State Street                                 Since 1993 and of     managed by EVM and its
Boston, MA 02109                                 Hawaii Portfolio      affiliates.
                                                 Since 1992
----------------------------------------------------------------------------------------------

    The statement of additional information for the Funds includes additional information about the Trustees and officers of the Funds and Portfolios and can be obtained, without charge, by calling 1-800-225-6265.